SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Information concerning the operations of the Company’s reportable segments is as follows:

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Revenues (from external customers)
BioSig	$14	$5
ViralClear	-	-
BioSig AI Sciences	-	-
	$14	$5

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Operating Expenses:
BioSig	$3,407	$7,230
ViralClear	41	161
BioSig AI Sciences	3	-
	$3,451	$7,391

	Three Months Ended March 31, 2024 (000’s)	Three Months Ended March 31, 2023 (000’s)
Loss from Operations
BioSig	$(3,391)	$(7,225)
ViralClear	(41)	(161)
BioSig AI Sciences	(3)	-
	$(3,437)	$(7,386)

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Total Assets
BioSig	$821	$485
ViralClear	(542)	-
BioSig AI Sciences	1,310	1,313
	$1,589	$1,798

Information concerning the operations of the Company’s reportable segments is as follows:

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
Revenues (from external customers)
BioSig	$18	$286
ViralClear	-	-
BioSig AI Sciences	-	-
	$18	$286

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
Operating Expenses:
BioSig	$29,238	$26,819
ViralClear	(1,498)	672
BioSig AI Sciences	745	3
	$28,530	$27,494

	Year Ended December 31, 2023 (000’s)	Year Ended December 31, 2022 (000’s)
(Loss) Income from Operations
BioSig	$(29,265)	$(26,590)
ViralClear	1,498	(672)
BioSig AI Sciences	(745)	(3)
	$(28,512)	$(27,265)

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Total Assets
BioSig	$485	$4,051
ViralClear	-	49
BioSig AI Sciences	1,313	10
	$1,798	$4,110